Intangible Assets, Net (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Intangible Assets, Net (Textual)
Amortization expenses	$ 15,833	$ 34,057	$ 81,557	$ 63,333
Impairment of intangible assets		$ 200,455	$ 200,455
Intangible assets amortized term	3 years		3 years